Provisions (Narrative) (Details) claims in Thousands, £ in Millions		12 Months Ended
		Dec. 31, 2017 GBP (£) claims	Dec. 31, 2016 GBP (£) claims
Disclosure of other provisions [line items]
Other provisions		£ 3,543	£ 4,134
Amounts utilised		£ 2,214
Customer initiated claims received and processed | claims	[1]	2,130
Other customer redress [Member]
Disclosure of other provisions [line items]
Other provisions		£ 639	712
Amounts utilised		345
Payment protection insurance redress [Member]
Disclosure of other provisions [line items]
Other provisions		1,606	£ 1,979
Amounts utilised		£ 1,094
Customer initiated claims received and processed | claims		2,100	1,800
Increase (decrease) in customer initiated claims received and processed		16.00%
Payment protection insurance redress [Member] | Cumulative provisions [Member]
Disclosure of other provisions [line items]
Other provisions		£ 9,200	£ 8,400
Amounts utilised		7,600	6,400
Residual other provisions		1,600	2,000
Not later than one year [member] | Other customer redress [Member]
Disclosure of other provisions [line items]
Expected reimbursement, other provisions		2,394	2,045
Not later than one year [member] | Other customer redress [Member] | Historic pricing practices [Member]
Disclosure of other provisions [line items]
Other provisions		£ 211	£ 264

[1]

Total claim s received directly by Barclays to date, including those received via claims management companies but excluding those for which no PPI policy exists and excluding responses to proactive mailing. The sensitivity analysis has been calculated to show the impact a 50,000 increase or decrease in the number of customer initiated claims would have on the provision level.